Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following table reconciles the computation of basic and diluted earnings per share:

For the	Year ended December 31
millions of Canadian dollars (except per share amounts)	2018	2017
Numerator
Net income attributable to common shareholders	$709.6	$266.1
Diluted numerator	709.6	266.1
Denominator
Weighted average shares of common stock outstanding	231.7	212.3
Weighted average deferred share units outstanding	1.3	1.1
Weighted average shares of common stock outstanding – basic	233.0	213.4
Stock-based compensation	0.4	0.6
Convertible Debentures	0.1	0.1
Weighted average shares of common stock outstanding – diluted	233.5	214.1
Earnings per common share
Basic	$3.05	$1.25
Diluted	$3.04	$1.24